Loans from the Argentine Central Bank and Other Financial Institutions	12 Months Ended
Dec. 31, 2021
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Loans from the Argentine Central Bank and Other Financial Institutions
NOTE 26. LOANS FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS

The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20
Argentine Central Bank Financing	42,326	32,253
Correspondents	3,468,765	2,909,160
Financing from Local Financial Institutions	17,113,859	10,620,820
Financing from Foreign Financial Institutions	345,754	—
Financing from International Financial Institutions	2,740,000	7,318,186

Total	23,710,704	20,880,419

The breakdown of loans per remaining terms is detailed in Schedule I.
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term (*)	Rate (*)	Maturity	Amount as of 12.31.21 (**)
Local Institutions						17,156,185
BICE	Sundry Dates	Ps.	2,080 days	39.5	Sundry Dates	476,852
BICE	Sundry Dates	USD	1,449 days	4.2	Sundry Dates	1,276,013
Agreements with Banks (1)	Sundry Dates	Ps.	364 days	41.6	Sundry Dates	14,760,994
Call Taken	12.30.21	Ps.	4 days	29.5	01.03.22	100,000
Call Taken	12.29.21	Ps.	7 days	30.0	01.03.22	500,000
Argentine Central Bank	12.30.21	Ps.	4 days	—	01.03.22	42,326
International Institutions						6,554,519
Correspondents	12.30.21	USD	5 days	—	01.03.22	3,468,765
IFC	Sundry Dates	USD	1,789 days	3.0	Sundry Dates	2,740,000
Pre-financing	Sundry Dates	USD	180 days	4.1	Sundry Dates	345,754

Total						23,710,704

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to Naranja X’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term (*)	Rate (*)	Maturity	Amount as of 12.31.20 (**)
Local Institutions						10,653,073
BICE	Sundry Dates	Ps.	1,655 days	30.7	Sundry Dates	2,007,815
BICE	Sundry Dates	USD	1,705 days	4.3	Sundry Dates	2,769,814
Agreements with Banks (1)	12.14.20	Ps.	365 days	40.8	12.14.21	5,526,212
Call Taken	12.30.20	Ps.	5 days	29.0	01.04.21	316,977
Argentine Central Bank	12.30.20	Ps.	5 days	—	01.04.21	32,253
Other Lines (1)	Sundry Dates	Ps.	11 days	48.1	01.11.21	2
International Institutions						10,227,346
Correspondents	12.30.20	USD	5 days	—	01.04.21	2,909,160
IFC	Sundry Dates	USD	1,552 days	3.2	Sundry dates	7,318,186

Total						20,880,419

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to Naranja X’ credit lines.